Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Recently adopted accounting pronouncements:
a.	Recently adopted accounting pronouncements:

On January 1, 2020, the Company adopted Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using the modified retrospective transition method. Upon adoption, the Company changed its impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost, including trade receivables.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 eliminates Step 2 of the goodwill impairment test, which requires the calculation of the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company adopted ASU 2017-04 as of January 1, 2020 with no material impact on its condensed interim consolidated financial statements.

Principles of consolidation:
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company.

Use of Estimates, Policy [Policy Text Block]
c.	Use of estimates:

The preparation of the condensed interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.